Shareholders' Equity (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 31, 2006 Series A [Member]	Dec. 31, 2006 Series B [Member]	Dec. 31, 2008 Series D [Member]
Class of Stock [Line Items]
Company issued depositary Preferred Stock shares representing an ownership interest			6,764	5,746
Liquidation preference per share			$ 100,000	$ 100,000	$ 100,000	$ 25,000	$ 25,000
Preferred stock, dividend rate, period			Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus
Preferred stock, dividend rate, variable percentage			1.02%	1.02%	1.147%	0.60%	0.60%
Preferred stock, dividend rate, fixed percentage			3.50%	3.50%	6.091%	3.50%	7.875%
Preferred stock, shares issued					5,000	40,000	20,000
Shareholders' Equity (Textual) [Abstract]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,900,000,000	1,900,000,000
Number of common stock shares for future issue	146,000,000
Par value of Preference shares issued and outstanding	$ 1.00	$ 1.00
Estimated Repurchase of Common Stock Shares	29,000,000